SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Changes in non-cash working capital balances:
Restricted cash	$ 177	$ 537
Trade receivables	(25,737)	1,514
Inventory	2,571	(810)
Other current assets	469	(195)
Contingent receivable	2,135
Deferred tax asset		26
Accounts payable and accrued liabilities	42,079	(3,247)
Deferred revenue	557	(730)
Other long term liabilities	(280)	(936)
Stock option benefit		189
Total changes in non-cash working capital items	$ 21,971	$ (3,652)